Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of June 30, 2023 and December 31, 2022 are presented below:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Deferred tax assets:
Net operating loss carryforwards	10,690	10,615
Receivable allowance	7	5
Stock-based compensation	17	15
Intangible assets	386	314
Right to use asset	471	—
Deferred revenues	267	204
Leases	—	32
Gross deferred tax asset	11,838	11,185
Deferred tax liabilities:
Property and equipment	(163)	(160)
Right to use liability	(442)	—
Gross deferred tax liabilities	(605)	(160)
Net deferred tax assets	11,233	11,025
Valuation allowance	(11,233)	(11,025)
Net deferred tax asset, net of valuation allowance	—	—

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2022 and 2021 are presented below:

	For the Years Ended
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$10,614,916	$10,345,422
Receivable allowance	5,057	18,885
Stock-based compensation	14,825	—
Intangible assets	313,546	662,357
Property and equipment	—	—
Deferred rent	—	12,935
Other carryforwards	279	—
Deferred revenues	204,473	177,191
Leases	31,638	—
Gross deferred tax asset	11,184,734	11,216,790

Deferred tax liabilities:
Property and equipment	(159,762)	(447,944)
Gross deferred tax liabilities	(159,762)	(447,944)

Net deferred tax assets	11,024,972	10,768,846

Valuation allowance	(11,024,972)	(10,768,846)

Net deferred tax asset, net of valuation allowance	$—	$—

Schedule of Income Tax Expense

The income tax expense for the periods shown consist of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Federal:
Current	—	—
Deferred	—	—
State and local:
Current	6	25
Deferred	—	—
	6	25
Change in valuation allowance	—	—
Income tax expense	6	25

The income tax expense for the periods shown consist of the following:

	For the Years Ended
	December 31,
	2022	2021
Federal:
Current	$—	$—
Deferred	—	—
State and local:
Current	24,771	6,033
Deferred	—	—
	24,771	6,033
Change in valuation allowance	—	—

Income tax expense	$24,771	$6,033

Schedule of Reconciliation of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	As of
	June 30, 2023	December 31, 2022
Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	(0.6)%	(0.5)%
Permanent differences	(4.7)%	(0.1)%
PPP loan forgiveness	—%	0.4%
Return to provision adjustments	—%	3.3%
Deferred tax asset true up- State	—%	(14.5)%
Deferred tax asset true up- Federal	—%	(6.8)%
Other	0.1%	—%
Change in valuation allowance	(20.1)%	(3.3)%
Effective income tax rate	(4.3)%	(0.5)%

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	For the Years Ended
	December 31,
	2022	2021

Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	(0.5)%	7.0%
Permanent differences	(0.1)%	(0.0)%
PPP loan forgiveness	0.4%	—
Return to provision adjustments	3.3%	—
Deferred tax asset true up- State	(14.5)%	—
Deferred tax asset true up- Federal	(6.8)%	—
Other	—	(1.7)%
Change in valuation allowance	(3.3)%	(26.3)%

Effective income tax rate	(0.5)%	0.0%